COLLATERAL SECURITY FOR BORROWINGS	12 Months Ended
Dec. 31, 2022
COLLATERAL SECURITY FOR BORROWINGS
COLLATERAL SECURITY FOR BORROWINGS

NOTE 20 – COLLATERAL SECURITY FOR BORROWINGS

The total carrying amount for vessels which have been provided as security for borrowings amounts to USD 1,856m as of 31 December 2022 (2021: USD 1,928m, 2020: USD 1,711m), including transferred ownership under sale and leaseback arrangements accounted for as financing transactions, where the vessels are not derecognized and where vessels are provided as security for lease debt.

Please refer to Note 1 for further information.